Condensed Consolidated Interim Statements of Operations and Other Comprehensive (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Expenses
Research and development	$ 1,928	$ 414	$ 4,804	$ 1,658
General and administrative expenses	2,241	452	6,288	1,349
Loss from operations	(4,169)	(866)	(11,092)	(3,007)
Change in fair value of warrant liability	342	(500)	726	(441)
Share of (loss) income in associate accounted for using equity method	(261)	(121)	(363)	270
Income (loss) on equity issued at a discount		77		(1,256)
Gain on sale of marketable equity securities				72
(Loss) on extinguishment of notes payable				(223)
Foreign exchange transaction (loss)		(2)		(2)
Interest (expense)	(1)	(3)	(42)	(172)
Loss before provision for income taxes	(4,089)	(1,415)	(10,771)	(4,759)
Income tax (expense) benefit	(117)	65	465	65
Net (loss)	(4,206)	(1,350)	(10,306)	(4,694)
Other comprehensive income (loss)
Unrealized (loss) on investment
Total comprehensive (loss) for period	(4,206)	(1,350)	(10,306)	(4,694)
Net (loss) income attributable to:
Owners of the Company	(3,512)	(1,184)	(9,553)	(4,335)
Non-controlling interest	(694)	(166)	(753)	(359)
Net (loss) income	(4,206)	(1,350)	(10,306)	(4,694)
Comprehensive (loss) attributable to:
Owners of the Company	(3,512)	(1,184)	(9,553)	(4,335)
Non-controlling interest	(694)	(166)	(753)	(359)
Total comprehensive (loss) income for year	$ (4,206)	$ (1,350)	$ (10,306)	$ (4,694)
(Loss) per share (Actual)
Basic and diluted	$ (0.26)	$ (0.10)	$ (0.74)	$ (0.37)
Weighted average shares outstanding
Basic and diluted	13,344	12,031	12,966	11,619